PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.6%
Municipal Bonds
Alabama 0.1%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$560,540
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	563,150
				1,123,690
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Ser. A	4.000	10/01/49	4,040	4,614,811
Valdez Marine Term Rev.,
Exxon Pipeline Co. Proj., Ser. B, Rfdg., FRDD (Mandatory put date 08/03/20)	0.110(cc)	12/01/33	700	700,000
Var. Exxon Mobil Corp. Proj., Rfdg., FRDD (Mandatory put date 08/03/20)	0.140(cc)	12/01/29	1,710	1,710,000
				7,024,811
Arizona 4.3%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfdg., 144A	5.375	07/01/50	1,000	1,045,850
Cadence Campus Proj., Ser. A, 144A	4.000	07/15/50	1,600	1,506,288
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750	07/15/48	1,500	1,613,250
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,144,580
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,094,840
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,025,270
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,024,780
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,395,732

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,193,230
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	6,571,573
Sr. Bonds	5.000	12/01/37	10,120	14,081,677
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,023,128
Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,017,290
				37,737,488

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 8.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125%	07/01/41	775	$803,381
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Ser. A, Rfdg.	4.000	06/01/49	1,000	1,124,820
Sub., Ser. B-1, Rfdg.	5.000	06/01/49	1,500	1,759,485
Sub., Ser. B-2, CABS, Rfdg.	4.422(t)	06/01/55	3,000	521,220
California Mun. Fin. Auth. Rev.,
River Chrt. Schs., Ser. A, 144A	5.500	06/01/48	750	793,088
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000	12/31/43	2,000	2,324,880
Var. Chevron USA, Rec. Zone, Ser. A, FRDD (Mandatory put date 08/03/20)	0.140(cc)	11/01/35	2,950	2,950,000
Var. Exxon Mobil Corp. Proj., Rfdg., FRDD (Mandatory put date 08/03/20)	0.160(cc)	12/01/29	800	800,000
California Poll. Ctrl. Fing. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,476,307
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	501,315

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,060,100
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	821,895
Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	712,289
Kipp LA Proj., Ser. A, 144A	5.000	07/01/47	820	924,747
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	750	773,603
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,602,852
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,120,897
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/43	4,475	5,001,528
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	3,829,525
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500	12/01/58	1,500	1,704,540
Loma Linda Univ. Med. Ctr., Ser. A, Rfdg.	5.250	12/01/44	2,500	2,670,775
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	(5.000)(t)	06/01/47	10,000	2,101,700
Asset Bkd., Sr., Ser. A-2, CABS, Rfdg.	5.300(cc)	06/01/37	5,000	5,160,950
Ser. A-1, Rfdg.	5.000	06/01/47	5,235	5,351,165
Ser. A-1, Rfdg.	5.250	06/01/47	5,150	5,285,085
Ser. A-2, Rfdg.	5.000	06/01/47	1,500	1,533,285

Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,121,450
Irvine Unified Sch. Dist. Spl. Tax, Ser. A	4.000	09/01/44	1,000	1,216,220
Lincoln Pub. Fing. Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B, Rfdg.	6.000	09/02/27	972	1,006,739

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000%	11/15/35	3,800	$5,239,478
Ser. A	5.500	11/15/37	685	1,014,903
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	3,364,268
Ser. A	7.000	11/01/34	1,650	2,596,935

Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,029,740
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,198,220
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,019,680
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	520,865
San Francisco City & Cnty. Arpt. Comm. Rev.,
Second Ser. C, AMT, Rfdg. (Pre-refunded 05/01/21)(ee)	5.000	05/01/25	5	5,170
Second Ser. C, AMT, Unrefunded, Rfdg.	5.000	05/01/25	995	1,026,352

Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Vlg. of Sendero, Ser. 2013-1	5.625	09/01/36	645	708,481
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., CABS, Rfdg.	4.472(t)	06/01/54	3,000	509,970
				74,287,903
Colorado 3.1%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	2,218,160
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,396,103
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,086,280
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	946,720
Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,333,802
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Ser. A, Rfdg.	4.000	08/01/49	5,000	5,464,250
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,335,137
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,715,900

E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,003,780
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,726,890

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	$1,016,920
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	4,045	6,376,619
				26,620,561
Connecticut 0.2%
Harbor Point Infrastructure Impt. Dist. Spl. Assmt., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,120,640
Delaware 0.2%
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	545,825
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg. (Pre-refunded 07/01/23)(ee)	5.000	07/01/32	1,375	1,569,301
				2,115,126
District of Columbia 1.9%
Dist. of Columbia, Rev.,
Dist. of Columbia Intl., Oblig. Grp.	5.000	07/01/54	1,000	1,080,920
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,615,255
Gallaudet Univ.	5.500	04/01/34	400	411,784
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	994,611
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	848,344
Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/37	1,250	1,407,075
Kipp DC Proj.	4.000	07/01/49	1,000	1,052,050
Rocketship DC, Oblig. Grp., Ser. A, 144A	5.000	06/01/49	2,000	2,039,720
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,604,525
Dulles Toll Rd., Sub., Ser. B, Rfdg.	4.000	10/01/49	2,000	2,215,940
				16,270,224
Florida 9.2%
Broward Cnty. Port Facs. Rev., Sr. Bond, Ser. B, AMT	4.000	09/01/49	2,000	2,154,920
Broward Cnty. Sys. Arpt. Rev.,
Ser. A, AMT	4.000	10/01/49	1,500	1,685,430
Ser. A, AMT, (Pre-refunded 10/01/23)(ee)	5.250	10/01/43	1,500	1,730,085

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	1,660	$1,663,021
Wonderful Fndtn. Chrt. Sch. Port., Ser. A-1, 144A	5.000	01/01/55	1,000	1,028,100

Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,081,940
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,138,600
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A (Pre-refunded 04/01/23)(ee)	5.625	04/01/43	500	572,620
Nova Southeastern Univ. Proj., Ser. A (Pre-refunded 04/01/23)(ee)	6.000	04/01/42	1,000	1,155,190
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,082,460
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	2,123,100
Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,752,573
Virgin Trains USA Pass, Ser. A, AMT, Rfdg. (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	5,000	4,319,400

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,510	5,170,760
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000	10/01/52	3,350	3,657,664
Spl. Purp. - JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,730,268

Indigo Cmnty. Dev. Dist., Spl. Assmt.^	5.750	05/01/36(d)	820	483,800
Lakewood Ranch Stewardship Dist. Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,044,770
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	535,705
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,091,010
N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,119,300
Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	1,012,860
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	261,015
Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,400	1,479,380
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., Rfdg., 144A	3.950	12/15/21	1,750	1,753,605
Indiantown Cogeneration Proj., Rfdg., 144A	4.200	12/15/25	1,000	1,002,200

Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,046,092
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000	10/01/42	2,000	2,139,340
Util. Rev.	5.750	10/01/43	1,500	1,513,365

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Ser. A	4.000%	10/01/49	3,450	$3,870,728
Osceola Cnty. Transn. Rev.,
Ser. A-1, Rfdg.	4.000	10/01/54	1,500	1,654,755
Ser. A-2, CABS, Rfdg.	3.230(t)	10/01/54	1,000	301,030
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded 12/01/24)(ee)	5.000	12/01/31	500	602,625
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,055,410

Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,503,900
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,165,840
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,430	1,569,239
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,860	1,991,260
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	715	731,295
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,005	2,059,676
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,065	1,095,960
Fla. Spl. Assmt.	6.000	05/01/44	900	949,068

Village CDD No.11, Fla. Spl. Assmt.	4.500	05/01/45	1,365	1,424,855
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250	05/01/43	2,875	3,085,651
Village CDD No.13,
Fla. Spl. Assmt.	3.550	05/01/39	500	517,295
Fla. Spl. Assmt.	3.700	05/01/50	1,000	991,930
				80,099,090
Georgia 0.8%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	508,810
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	2,193,840
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	1,867	1,878,070

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000%	04/01/44	1,500	$1,669,575
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	1,047,740
				7,298,035
Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev., Ser. A	5.000	01/01/50	1,000	1,224,070
Hawaii 0.3%
Hawaii St. Dept. Budget & Fin. Rev., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,797,700
Illinois 14.7%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	635	648,989
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,853,820
GO, Ser. A, Rfdg.	4.000	12/01/27	500	532,620
GO, Ser. A, Rfdg.	5.000	12/01/35	500	548,040
GO, Ser. A, Rfdg.	7.000	12/01/44	3,390	3,973,588
GO, Ser. C	5.250	12/01/35	1,015	1,079,361
GO, Ser. D	5.000	12/01/46	2,470	2,656,707
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,346,838
GO, Ser. H	5.000	12/01/46	2,390	2,549,413

Chicago Brd. of Edu., Rev., Spl. Tax	6.000	04/01/46	1,500	1,742,490
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. B, AGM, Rfdg.	4.000	01/01/53	3,005	3,446,615
Gen., Sr. Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,634,280
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,185,800
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,140,640

Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,596,750
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,685,534
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	790,268
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	6,520	7,092,456
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,275,610

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago, IL, (cont’d.)
GO, Ser. A	5.500%	01/01/39	1,865	$2,020,895
GO, Ser. A, Rfdg.	5.000	01/01/27	1,525	1,693,604
GO, Ser. A, Rfdg.	5.000	01/01/31	1,500	1,708,005
GO, Ser. A, Rfdg.	5.000	01/01/34	3,650	3,850,203
GO, Ser. A, Rfdg.	5.500	01/01/49	3,000	3,374,160
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,894,400
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,098,580
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,687,600

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,238,808
Illinois Fin. Auth. Rev.,
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,047,720
Navistar Intl. Corp. Proj., Rfdg. (Mandatory put date 08/01/30), 144A(hh)	4.750(cc)	10/15/40	1,500	1,529,010
Northshore Univ. Hlth. Sys., Ser. A, Rfdg.	4.000	08/15/41	1,000	1,159,190
Presence Hlth. Netw. Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	10	12,308
Presence Hlth. Netw. Ser. C, Rfdg. (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	265	326,162
Presence Hlth. Netw. Ser. C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	6,406,447
Illinois St.,
GO	4.000	06/01/36	3,000	3,102,510
GO	5.000	04/01/31	2,000	2,168,380
GO	5.000	01/01/32	1,335	1,478,179
GO	5.000	05/01/33	950	1,024,509
GO	5.000	03/01/36	1,800	1,866,690
GO	5.000	05/01/36	2,000	2,139,080
GO	5.000	02/01/39	2,215	2,350,071
GO	5.000	05/01/39	2,000	2,126,940
GO	5.250	07/01/31	1,000	1,075,820
GO	5.500	05/01/30	1,500	1,855,410
GO	5.500	05/01/39	2,500	2,976,250
GO, Rebuild Illinois Prog., Ser. B	4.000	11/01/35	2,000	2,104,360
GO, Rfdg.	5.000	08/01/25	1,000	1,051,850
GO, Ser. A	5.000	01/01/33	2,000	2,069,120
GO, Ser. A	5.000	01/01/34	1,600	1,654,512
GO, Ser. A	5.000	12/01/39	2,500	2,783,550
GO, Ser. A, Rfdg.	5.000	10/01/28	1,250	1,460,587
GO, Ser. C	5.000	11/01/29	2,800	3,200,764
GO, Ser. D	5.000	11/01/26	1,500	1,709,355
GO, Ser. D	5.000	11/01/27	950	1,097,887

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Regl. Transn. Auth. Rev.,
Ser. A	4.000%	06/01/38	4,015	$4,390,041
Ser. A	4.000	06/01/39	3,015	3,296,872

Sales Tax Securitization Corp. Rev., Second Lien, Ser. A, Rfdg.	4.000	01/01/38	1,000	1,105,650
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,633,215
				127,548,513
Indiana 0.6%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,000,860
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	632,964
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,668,240

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc., Rfdg. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,620,090
				4,922,154
Iowa 0.1%
Iowa St. Fin. Auth. Rev.,
Lifespace Cmntys., Inc.	2.875	05/15/49	750	751,178
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125	12/01/22	415	414,207
				1,165,385
Kansas 0.2%
Overland Park Dev. Corp. Rev., Rfdg.	5.000	03/01/49	1,000	1,039,780
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	910	883,464
				1,923,244
Kentucky 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	3,500	3,972,675

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.8%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625%	06/15/48	2,000	$2,074,940
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,011,470
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,125,500
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,136,550
Parish of St. James, Rev., Nustar Logistics LP Proj., Ser. 2010, Rmkt., 144A	6.350	07/01/40	1,000	1,196,980
				6,545,440
Maine 0.2%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,073,720
Maryland 1.0%
Frederick Cnty. Spl. Oblig. Tax,
Jefferson Tech. Park, Ser. B, 144A	7.125	07/01/43	1,970	1,796,837
Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,101	4,111,293

Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,393,418
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,100,430
				8,401,978
Michigan 0.6%
Michigan Fin. Auth. Rev., Great Lakes Wtr. Auth., Sr. Lien, Ser. C-1, (Pre-refunded 07/01/22)(ee)	5.000	07/01/44	1,000	1,092,570
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	791,550
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	470	479,348

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Summit Academy Rev., Rfdg.	6.250%	11/01/25	1,380	$1,382,194
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,638,405
				5,384,067
Minnesota 1.0%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000	07/01/44	1,250	1,282,300
Rochester Rev., Mayo Clinic	4.000	11/15/48	3,000	3,405,300
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,381,613
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,242,100
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, 144A	4.500	10/01/37	1,000	994,320
				8,305,633
Mississippi 1.5%
Mississippi Bus. Fin. Corp. Rev.,
Var. Chevron USA, Inc. Proj., Ser. E, FRDD (Mandatory put date 08/03/20)	0.140(cc)	12/01/30	2,150	2,150,000
Var. Chevron USA, Ser. C, FRDD (Mandatory put date 08/03/20)	0.140(cc)	11/01/35	500	500,000
Var. Chevron USA, Ser. D, FRDD (Mandatory put date 08/03/20)	0.140(cc)	11/01/35	2,575	2,575,000
Var. Chevron USA, Ser. F, FRDD (Mandatory put date 08/03/20)	0.140(cc)	11/01/35	7,005	7,005,000
Var. Chevron USA, Ser. G, FRDD (Mandatory put date 08/03/20)	0.140(cc)	11/01/35	600	600,000
				12,830,000
Missouri 2.1%
Lees Summit, Tax Alloc., Impt., Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	2,031,760
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,196,166
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,013,860

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri (cont’d.)
Missouri St. Hlth. & Edl. Facs. Auth. Rev., (cont’d.)
Lutheran Sr. Svcs., Rfdg.	4.000%	02/01/42	1,115	$1,099,836
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,960,780
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,130,520

Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,163,777
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,059,780
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,043,540
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	940,580
				18,640,599
Nevada 0.2%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,130	1,204,026
Sparks Rev., Sales Tax, Sr. Ser. A, Rfdg., 144A	2.750	06/15/28	1,000	956,200
				2,160,226
New Jersey 8.3%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., Spec. Facs.	5.250	09/15/29	5,000	5,141,150
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	5,000	5,122,650
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,368,548
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,531,530
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,109,790
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	1,064,600
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,317,320
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,740,225
Sch. Facs. Construction	4.000	06/15/49	3,000	3,187,290
Ser. AAA	5.000	06/15/41	2,020	2,261,834
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,791,345
Ser. DDD	5.000	06/15/42	1,000	1,125,490
Ser. WW, (Pre-refunded 06/15/25)(ee)	5.250	06/15/40	65	80,611
Ser. WW, Unrefunded	5.250	06/15/40	1,185	1,323,657
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,254,680
St. House Proj., Ser. B, Rmkt.	5.000	06/15/43	1,000	1,148,020
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,852,864
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,575,720
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,141,965

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., (cont’d.)
United Airlines, Inc. Proj., Rmkt.	5.500%	06/01/33	2,000	$2,046,260

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,765,215
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Trans. Sys., Rfdg.	4.000	12/15/39	500	539,215
Trans. Sys., Rfdg.	5.000	12/15/39	500	587,185
Trans. Sys., Ser. A, Rfdg.	5.000	12/15/36	1,250	1,464,175
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,306,164
Trans. Sys., Ser. AA	5.000	06/15/46	1,940	2,217,401
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,113,500
Trans. Sys., Ser. AA	5.250	06/15/43	4,595	5,401,744

New Jersey Tpk. Auth. Rev., Ser. A	4.000	01/01/48	1,000	1,130,470
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	816,885
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.250	06/01/46	5,350	6,319,901
Sub., Ser. B, Rfdg.	5.000	06/01/46	7,000	7,875,070
				71,722,474
New York 6.4%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rfdg., 144A	5.000	01/01/35	1,000	1,051,380
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	7.260(t)	06/01/47	5,000	737,650
Asset Bkd., 2nd Sub., Ser. C, CABS, Rfdg., 144A	7.796(t)	06/01/50	4,000	408,400
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000	01/01/56	2,105	2,215,765
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000(cc)	01/01/55	1,000	950,450
Metropolitan Transn. Auth. Rev.,
Green Bond, Ser. C-1, Rfdg.	5.000	11/15/50	3,000	3,440,340
Green Bond, Ser. C-1, Rfdg.	5.250	11/15/55	3,000	3,432,180
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,862,315
Bank of America, Rfdg.	2.800	09/15/69	1,000	992,220
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,314,350
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	1,475	1,509,072

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000%	01/01/26	2,000	$2,159,760
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,082,520
John F. Kennedy Int’l. Arpt. Proj., AMT, Rfdg.	5.250	08/01/31	1,000	1,030,700
John F. Kennedy Int’l. Arpt. Proj., AMT, Rfdg.	5.375	08/01/36	1,000	1,035,850
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000	07/01/46	2,995	3,245,712
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250	01/01/50	9,480	10,365,053
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000	12/01/20	175	177,432
JFK Int’l. Air Term.	6.000	12/01/36	1,700	1,725,296
JFK Int’l. Air Term.	6.000	12/01/42	5,790	5,871,929

TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	4,875	5,496,562
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Edu. Excellence Proj., Ser. A	5.000	10/15/49	1,000	1,014,270
				55,119,206
North Carolina 0.3%
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	940,300
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,406,850
				2,347,150
Ohio 3.7%
Buckeye Tob. Settlement Fing. Auth. Rev., Sr. Ser. B-2, Class 2, Rfdg.	5.000	06/01/55	8,750	9,645,388
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	640,912
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,264,300
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,466,980
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,869,600
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,201,320

Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	946,155
Middleburg Heights Hosp. Rev.,
Facs. Southwest Gen. Hlth. Ctr., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,252,584

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Middleburg Heights Hosp. Rev., (cont’d.)
Southwest Gen. Hlth. Ctr., Ser. A, Rfdg.(hh)	4.000%	08/01/41	2,005	$2,231,264

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,062,850
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,109,360
				31,690,713
Oklahoma 2.1%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250	08/15/48	1,455	1,703,762
OU Medicine Proj., Ser. B	5.500	08/15/52	7,530	8,944,435
OU Medicine Proj., Ser. B	5.500	08/15/57	4,950	5,875,056
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	300	322,245

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,039,340
				17,884,838
Oregon 0.4%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,018,610
Oregon St. Facs. Auth. Rev., Samaritan Hlth. Svcs., Ser. A, Rfdg.	5.000	10/01/40	1,000	1,234,340
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,029,140
				3,282,090
Pennsylvania 4.5%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg. (Pre-refunded 12/01/21)(ee)	5.375	12/01/41	2,700	2,886,759
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,062,510
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,497,197
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,039,360
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,674,510

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250%	01/01/32	710	$712,379
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	476,618
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,586,187
Sub., Ser. A	5.500	12/01/42	1,500	1,798,815
Sub., Ser. A	5.500	12/01/46	1,740	2,114,100
Sub., Ser. A-1	5.000	12/01/46	2,000	2,265,520
Sub., Ser. B-1	5.250	06/01/47	2,000	2,353,460
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,213,140
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	2,795	2,824,376
Mariana Bracetti Academy (Pre-refunded 12/15/21)(ee)	7.625	12/15/41	2,000	2,203,820
New Fndtn. Chrt. Sch. Proj. (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,152,920

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,069,545
				38,931,216
Puerto Rico 5.7%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.000	07/01/22	2,535	2,556,649
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.250	07/01/25	1,285	1,302,540
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.000	07/01/33	2,615	2,684,480
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.125	07/01/37	155	159,456
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.250	07/01/42	1,250	1,281,538
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,375	1,430,839
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	6.000	07/01/47	1,170	1,217,350
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured Ser. A-1	4.750	07/01/53	5,671	6,021,468
Restructured Ser. A-1	5.000	07/01/58	12,364	13,316,276
Restructured Ser. A-1, CABS	4.474(t)	07/01/46	15,766	4,595,316
Restructured Ser. A-1, CABS	4.502(t)	07/01/51	16,834	3,551,132
Ser. A-2	4.329	07/01/40	10,500	10,921,155
				49,038,199
Rhode Island 0.6%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	4,350	4,822,584

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina 0.9%
Berkeley Cnty. Spl. Assmt., Nexton Impt. Dist.	4.375%	11/01/49	1,000	$1,013,770
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,597,110
AMT	4.000	07/01/55	2,000	2,179,900

South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,930,050
				7,720,830
Tennessee 0.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,000	2,243,380
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	865,495
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,104,840
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,049,980
				5,263,695
Texas 7.9%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,052,803
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,291,963
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,107,570
Sub., Rfdg.	4.000	01/01/41	1,100	1,173,216
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,057,230
Idea Pub. Sch.	6.000	08/15/43	1,000	1,111,040

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,511,206
Grand Parkway Transn. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,202,640
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 08/03/20)	0.150(cc)	06/01/30	200	200,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 08/03/20)	0.170(cc)	09/01/25	1,150	1,150,000

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Gulf Coast Wste. Disp. Auth. Rev., (cont’d.)
Exxon Proj., Rfdg., FRDD (Mandatory put date 08/03/20)	0.140%(cc)	10/01/24	300	$300,000
Var. Exxon Mobil Corp. Proj., FRDD (Mandatory put date 08/03/20)	0.170(cc)	12/01/25	8,600	8,600,000
Var. Exxon Mobil Corp. Proj., Ser. A, FRDD (Mandatory put date 08/03/20)	0.150(cc)	06/01/30	3,510	3,510,000
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000	07/15/35	2,000	2,048,620
Spl. Facs. Cont. Airlines, Inc., Ser. A, AMT, Rfdg.	6.625	07/15/38	1,500	1,530,540
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,072,200
Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	259,580
United Airlines, Inc., AMT, Rfdg.	5.000	07/15/27	500	526,205

Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,286,025
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,478,230
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., Var. Exxon Mobil Corp. Proj., FRDD (Mandatory put date 08/03/20)	0.120(cc)	11/01/38	4,670	4,670,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,861,956
Var. AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,041,420

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	2,123,000
New Hope Cultural Ed. Facs. Corp. Rev.,
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	2,011,700
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,167,388
North Tex. Twy. Auth. Rev.,
Rfdg.	5.000	01/01/48	1,250	1,497,338
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,197,020

Port Beaumont Navigation Dist. Rev., Jefferson Gulf Coast, AMT, Rfdg., 144A	4.000	01/01/50	2,000	2,008,920
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	1,030,850
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,128,072
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,030,990

Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	5,138,366

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, LBJ Infrastructure	7.000%	06/30/40	4,670	$4,688,960
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	568,575
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,722,150
				68,355,773
Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000	07/01/47	1,100	1,290,740
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000	04/15/45	1,000	1,000,120
Utah Cnty. Hosp. Rev., IHC Hlth. Svcs. Inc., Ser. A	4.000	05/15/43	510	603,718
				2,894,578
Virginia 1.7%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg. (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	1,006,810
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875	03/01/36	1,250	1,259,112
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000	11/01/48	2,000	2,256,560
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,186,602
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,187,650
Sr. Lien, Express Lanes LLC Proj.	5.000	01/01/40	4,780	4,932,817
				14,829,551
Washington 1.3%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000	04/01/30	1,000	1,029,140
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,280,320
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,201,006
Washington St. Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,255,441
Overlake Hosp. Med. Ctr., Ser. A	4.000	07/01/42	2,500	2,802,800

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)

Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375%	01/01/44	2,000	$2,124,180
				11,692,887
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125	01/01/47	1,500	1,622,790
Wisconsin 1.6%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,063,690
Corvian Cmnty. Sch., Ser. A, 144A	5.000	06/15/49	1,000	1,013,120
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,028,600
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,064,260
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.250	01/01/38	1,750	1,563,065
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	3,000	2,579,370
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,584,105
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,073,730
Wonderful Fndtn. Chrt. Sch. Port., Ser. A-1, 144A	5.000	01/01/55	500	508,965

Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt, Rfdg.	4.000	11/15/43	1,500	1,716,225
				14,195,130

TOTAL INVESTMENTS 99.6% (cost $806,437,741)				864,006,676
Other assets in excess of liabilities 0.4%				3,694,251

Net Assets 100.0%				$867,700,927

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
LP—Limited Partnership

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $483,800 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at July 31, 2020.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).